Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party [Abstract]
Salaries and benefits	$ 4,689	$ 3,460
Share-based compensation	4,318	2,933
Compensation expense	$ 9,007	$ 6,393